INCOME TAX - Loss carryforward (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	$ 34,573,558
Deferred tax assets	12,196,868	$ 6,301,474
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,100,745
2019 | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	9,601
2019 | 2024 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,360
2020 | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	2,338
2020 | 2025 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	818
2021 | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	15,715,468
2021 | 2026 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,500,414
2022 | 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	18,846,152
2022 | 2027 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 6,596,153